Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Parenthetical) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension costs	CAD 105	CAD 177
Pension costs charged to operations	45	81
Pension costs capitalized	CAD 60	CAD 96